Significant Acquisition And Equity Transactions (Details 6) HKD / shares in Units, ¥ in Millions, HKD in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Jun. 25, 2015 HKD HKD / shares	Jun. 25, 2015 CNY (¥)	Jun. 30, 2014 HKD HKD / shares	Jun. 30, 2014 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Mar. 31, 2012 CNY (¥)
Acquisition
Cash consideration					¥ 16,291	¥ 767	¥ 100
The allocation of the purchase price at the date of acquisition
Goodwill						¥ 11,793	¥ 11,294	$ 6,764	¥ 41,933		¥ 11,436
Alibaba Pictures
The allocation of the purchase price at the date of acquisition
Placing price (in HK$ per share) | HKD / shares	HKD 2.90
Aggregate gross proceeds from placement of shares	HKD 12,179	¥ 9,647
Percentage of equity interest before placement of new shares	59.40%	59.40%
Percentage of equity interest after placement of new shares	49.50%	49.50%
Alibaba Pictures
Acquisition
Traded market price | HKD / shares			HKD 1.60
User base and customer relationships | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods					6 years
Trade names, trademarks and domain names | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods					12 years
Alibaba Pictures
Acquisition
Percentage of equity interest acquired										60.00%
Cash consideration			HKD 6,244	¥ 4,955
Purchase price (in HKD per share) | HKD / shares			HKD 0.50
The allocation of the purchase price at the date of acquisition
Net assets acquired										¥ 5,899
Goodwill										9,759
Deferred tax assets										13
Deferred tax liabilities										(17)
Noncontrolling interests										(10,836)
Total										4,955
Weighted average amortization period			2 years 6 months	2 years 6 months
Alibaba Pictures | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods			3 years	3 years
Alibaba Pictures | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets										4
Alibaba Pictures | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets										95
Alibaba Pictures | Others
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets										¥ 38